Intangible assets - Schedule of Pre-tax discount rates and terminal growth rates used for impairment testing (Details)	Jun. 30, 2025	Jun. 30, 2024
United States
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	10.00%	9.00%
Terminal growth rate	2.00%	2.00%
United Kingdom
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	11.00%	9.00%
Terminal growth rate	3.00%	2.00%
Türkiye
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	27.00%	27.00%
Terminal growth rate	14.00%	14.00%
India
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	13.00%	12.00%
Terminal growth rate	4.00%	3.00%
Greater China
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.00%	10.00%
Terminal growth rate	2.00%	2.00%
Mexico
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	13.00%	13.00%
Terminal growth rate	3.00%	3.00%